Note 8 Derivative Financial Instruments and Fair Value of Financial Instruments	3 Months Ended
Mar. 31, 2012
Note 8 Derivative Financial Instruments and Fair Value of Financial Instruments:
Derivatives and Fair Value

8.             Derivative Financial Instruments and Fair Value of Financial Instruments

A derivative financial instrument is a financial agreement whose value is linked to, or derived from, the performance of an underlying asset.  The underlying asset can be currencies, commodities, interest rates, stocks, or any combination.  Changes in the underlying asset indirectly affect the value of the derivative.  As the instruments are recognized at fair value, those changes directly affect reported income.

All investment holdings are recorded in the statement of assets and liabilities at their net asset value (fair value) at the reporting date.  Financial instruments (including derivatives) used for trading purposes are recorded in the statement of assets and liabilities at fair value at the reporting date.  Realized and unrealized changes in fair values are recognized in net investment gain (loss) in the period in which the changes occur.  Interest income arising from trading instruments is included in the statement of operations as part of interest income.

Notional amounts are equivalent to the aggregate face value of the derivative financial instruments.  Notional amounts do not represent the amounts exchanged by the parties to derivatives and do not measure the Fund’s exposure to credit or market risks.  The amounts exchanged are based on the notional amounts and other terms of the derivatives.